Finance debt - Undrawn committed borrowing facilities (Details) - Committed borrowing facilities - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Borrowings
Borrowing facilities	€ 9,120	€ 8,298
Long-term debt with current portion of long-term
Borrowings
Borrowing facilities	9,015	8,172
Short-term debt
Borrowings
Borrowing facilities	105	126
Undrawn | Long-term debt with current portion of long-term | Sustainability-linked credit facilities [member]
Borrowings
Borrowing facilities	9,000	8,100
Undrawn | Long-term debt with current portion of long-term | Other borrowing facilities
Borrowings
Borrowing facilities	12	2
Undrawn | Short-term debt | Sustainability-linked credit facilities [member]
Borrowings
Borrowing facilities	38	43
Drawn | Long-term debt with current portion of long-term | Other borrowing facilities
Borrowings
Borrowing facilities	3	70
Drawn | Short-term debt | Sustainability-linked credit facilities [member]
Borrowings
Borrowing facilities	€ 67	€ 83